Loans	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Disclosure Of Loans and Receivables [Text Block]
6.	Loans

The following table sets forth the details of the Bank’s gross loan portfolio:

	December 31,	December 31,
	2018	2017
Corporations:
Private	1,893,696	2,124,947
State-owned	801,938	723,267
Financial institutions:
Private	2,458,690	2,083,795
State-owned	624,100	573,649
Total	5,778,424	5,505,658

The composition of the gross loan portfolio by industry is as follows:

	December 31,	December 31,
	2018	2017
Financial institutions	3,082,790	2,657,444
Industrial	986,262	772,238
Oil and petroleum derived products	634,615	735,413
Agricultural	446,960	501,241
Services	393,925	430,717
Mining	20,000	231,687
Sovereign	59,026	-
Other	154,846	176,918
Total	5,778,424	5,505,658

Loans classified by borrower’s credit quality indicators are as follows:

December 31, 2018
	Corporations		Financial institutions
Rating	Private	State-owned	Private	State-owned	Total
1-4	975,588	388,773	797,439	54,000	2,215,800
5-6	795,399	391,438	1,476,861	464,800	3,128,498
7	58,008	21,727	184,390	105,300	369,425
8	-	-	-	-	-
9	64,701	-	-	-	64,701
10	-	-	-	-	-
Total	1,893,696	801,938	2,458,690	624,100	5,778,424

December 31, 2017
	Corporations		Financial institutions
Rating	Private	State-owned	Private	State-owned	Total
1-4	1,234,970	458,651	796,508	126,685	2,616,814
5-6	792,363	240,181	1,127,508	391,891	2,551,943
7	58,130	24,435	159,779	55,073	297,417
8	4,484	-	-	-	4,484
9	-	-	-	-	-
10	35,000	-	-	-	35,000
Total	2,124,947	723,267	2,083,795	573,649	5,505,658

The following table provides a breakdown of loans classified by country risk:

	December 31,	December 31,
	2018	2017
Country:
Brazil	1,156,223	1,019,466
Mexico	867,441	850,463
Colombia	625,932	829,136
Argentina	604,112	294,613
Panama	485,546	500,134
Costa Rica	370,087	356,459
Guatemala	328,830	309,024
Dominican Republic	301,067	249,926
Ecuador	188,445	94,315
Chile	176,976	170,827
Paraguay	158,685	59,536
Trinidad and Tobago	144,874	175,000
Honduras	89,205	74,476
Peru	78,191	211,846
El Salvador	70,048	55,110
Singapore	38,500	54,500
Jamaica	21,727	24,435
Luxembourg	17,664	19,924
Germany	17,500	37,500
Bolivia	14,187	15,000
Belgium	13,278	11,368
Uruguay	9,906	15,000
Switzerland	-	3,687
Nicaragua	-	29,804
United States of America	-	44,109
Total	5,778,424	5,505,658

The remaining loan maturities are summarized as follows:

	December 31,	December 31,
	2018	2017
Current:
Up to 1 month	820,184	846,993
From 1 month to 3 months	966,210	1,079,793
From 3 months to 6 months	1,281,615	1,175,801
From 6 months to 1 year	769,280	922,711
From 1 year to 2 years	719,564	392,456
From 2 years to 5 years	1,110,489	989,222
More than 5 years	46,381	39,923
	5,713,723	5,446,899

Impaired	64,701	58,759
Total	5,778,424	5,505,658

As of December 31, 2018, and December 31, 2017, the range of interest rates on loans fluctuates from 1.20% to 12.25% (2017: 1.35% to 11.52%).

The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31,	December 31,
	2018	2017
Fixed interest rates	2,706,834	2,378,509
Floating interest rates	3,071,590	3,127,149
Total	5,778,424	5,505,658

As of December 31, 2018, and December 31, 2017, 82% and 85% of the loan portfolio at fixed interest rates has remaining maturities of less than 180 days.

The following table presents an aging analysis of the loan portfolio by credit classification in stages 1, 2 and 3:

	2018
	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount
Current	5,340,751	372,972	57,025	5,770,748
Past due
90-120 days	-	-	2,410	2,410
151-180 days	-	-	2,857	2,857
More than 180 days	-	-	2,409	2,409
Total past due	-	-	7,676	7,676
Total	5,340,751	372,972	64,701	5,778,424

	2017
	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount
Current	4,839,227	607,672	23,759	5,470,658
Past due
90-120 days	-	-	-	-
151-180 days	-	-	-	-
More than 180 days	-	-	35,000	35,000
Total past due	-	-	35,000	35,000
Total	4,839,227	607,672	58,759	5,505,658

As of December 31, 2018 and December 31, 2017, the Bank had credit transactions in the normal course of business with 17% and 21%, respectively, of its Class “A” and “B” stockholders. All transactions were made based on arm’s-length terms and subject to prevailing commercial criteria and market rates and were subject to all of the Bank’s Corporate Governance and control procedures. As of
December 31
, 2018 and December 31, 2017, approximately 9% and 14%, respectively, of the outstanding loan portfolio was placed with the Bank’s Class “A” and “B” stockholders and their related parties. As of December 31, 2018, the Bank was not directly or indirectly owned or controlled by another corporation or any foreign government, and no Class “A” or “B” shareholder was the registered owner of more than 3.5% of the total outstanding shares of the voting capital stock of the Bank.

Modified financial assets

The following table refers to modified financial assets during the year, where modification does not result in de-recognition:

Financial assets (with loss allowance based on lifetime ECL) modified during the year	December 31, 2018	December 31, 2017
Gross carrying amount before modification	-	8,855
Allowance loss before modification	-	(3,344)
Net amortized cost before modification	-	5,511

Gross carrying amount after modification	-	4,484
Allowance loss after modification	-	(4,484)
Net amortized cost after modification	-	-

As of December 31, 2018, the Bank received a new financial asset (debentures) with a fair value of $8.8 million as part of a restructured loan with a book value of $35 million. The remaining balance was written off against allowance for loan losses.

Recognition and derecognition of financial assets

During the years ended
December 31
, 2018, 2017 and 2016, the Bank sold loans measured at amortized cost. These sales were made based on compliance with the Bank's strategy to optimize credit risk of its loan portfolio.

The carrying amounts and gains arising from the derecognition of these financial instruments are presented in the following table. These gains are presented within the line “Gain (loss) on financial instruments, net” in the consolidated statement of profit or loss.

	Assignments and participations	Gains (losses)

Carrying amount as of December 31, 2018	61,667	(625)
Carrying amount as of December 31, 2017	77,400	181
Carrying amount as of December 31, 2016	157,242	730

During 2016, the Bank entered into a master participation agreement with the International Finance Corporation. to sale participations in credit facilities which resulted in revenues of $76 thousand.

The allowance for expected credit losses relating to loans at amortized cost are as follows:

	Stage 1 (1)	Stage 2 (2)	Stage 3 (3)	Total
Allowance for expected credit losses as of December 31, 2017	19,821	33,477	27,996	81,294
Transfer to lifetime expected credit losses	(514)	514	-	-
Transfer to credit-impaired financial instruments	(111)	(7,864)	7,975	-
Transfer to 12-month expected credit losses	4,471	(4,471)	-	-
Net effect of changes in allowance for expected credit losses	(4,665)	5,823	55,153	56,311
Financial instruments that have been derecognized during the year	(16,400)	(11,090)	-	(27,490)
New financial assets originated or purchased	32,355	-	-	32,355
Write-offs	-	-	(41,686)	(41,686)
Recoveries of amounts previously written off	-	-	1	1
Allowance for expected credit losses as of December 31, 2018	34,957	16,389	49,439	100,785

	Stage 1 (1)	Stage 2 (2)	Stage 3 (3)	Total
Allowance for expected credit losses as of December 31, 2016	29,036	41,599	35,353	105,988
Transfer to lifetime expected credit losses	(672)	672	-	-
Transfer to credit-impaired financial instruments	-	(12,845)	12,845	-
Transfer to 12-month expected credit losses	1,428	(1,428)	-	-
Net effect of changes in reserve for expected credit losses	(2,900)	18,227	20,257	35,584
Financial instruments that have been derecognized during the year	(24,434)	(11,321)	(8,333)	(44,088)
New financial assets originated or purchased	17,363	-	-	17,363
Write-offs	-	(1,427)	(32,126)	(33,553)
Recoveries of amounts previously written off	-	-	-	-
Allowance for expected credit losses as of December 31, 2017	19,821	33,477	27,996	81,294

(1)	12-month expected credit losses.
(2)	Lifetime expected credit losses.
(3)	Credit-impaired financial assets (lifetime expected credit losses).